Leases - Right-of-Use Assets (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	[1]	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)
Leases
Right-of-use assets, beginning			$ 97,960	$ 87,941
Additions			15,333	17,520
Additions from business combinations				450
Disposals			(3,941)	(3,277)
Remeasurements			5,111	5,523
Depreciation			(15,945)	(14,297)
Effects of changes in foreign exchange rates and restatement effects associated with hyperinflationary economies			1,025	4,100
Right-of-use assets, ending	$ 5,528		99,543	97,960
Land and buildings
Leases
Right-of-use assets, beginning			95,341	86,051
Additions			14,353	16,480
Additions from business combinations				445
Disposals			(3,465)	(2,912)
Remeasurements			5,100	4,812
Depreciation			(15,149)	(13,361)
Effects of changes in foreign exchange rates and restatement effects associated with hyperinflationary economies			1,116	3,826
Right-of-use assets, ending			97,296	95,341
Other
Leases
Right-of-use assets, beginning			2,619	1,890
Additions			980	1,040
Additions from business combinations				5
Disposals			(476)	(365)
Remeasurements			11	711
Depreciation			(796)	(936)
Effects of changes in foreign exchange rates and restatement effects associated with hyperinflationary economies			(91)	274
Right-of-use assets, ending			$ 2,247	$ 2,619

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4